Annual Fund Operating Expenses	Jul. 29, 2025
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.88%	[1]
Component2 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	1.75%	[4]
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
[2]	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrowing Expenses on Securities Sold Short.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[4]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.